UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-02120
SECURITY INCOME FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY INCOME FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the            Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

U.S. Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 0.0%
Consumer Discretionary - 0.0%
Dana Holding Corp.*	61	$641

Consumer Staples - 0.0%
Harry & David Holdings, Inc.*	7	525

Total Common Stocks (Cost $570)		1,166

PREFERRED STOCKS - 1.0%
JPMorgan Chase Capital XXIX 6.70% due 04/02/40††	30,000	751,802
Woodbourne Capital Trust III *,†††,1,2,3,4,5	950,000	143,022
Woodbourne Capital Trust IV *,†††,1,2,3,4,5	950,000	143,022
Woodbourne Capital Trust I *,†††,1,2,3,4,5	950,000	143,022
Woodbourne Capital Trust II *,†††,1,2,3,4,5	950,000	143,022

Total Preferred Stocks (Cost $4,568,354)		1,323,890

	Face
	Amount	Value
CORPORATE BONDS††- 61.5%
Financials - 23.6%
JPMorgan Chase & Co.
4.65% due 06/01/14	$2,500,000	2,646,588
3.40% due 06/24/15	2,000,000	2,031,564
6.30% due 04/23/19	1,000,000	1,131,329
Ford Motor Credit Company LLC
7.00% due 04/15/15	2,500,000	2,625,000
5.00% due 05/15/18	1,000,000	965,916
BlackRock, Inc.
6.25% due 09/15/17	3,000,000	3,465,687
Merrill Lynch & Company, Inc.
5.30% due 09/30/15	3,000,000	2,829,375
Standard Chartered plc
6.41% due 12/29/49[2,3,4,5]	3,250,000	2,745,226
Morgan Stanley
4.10% due 01/26/15	2,000,000	1,907,040
3.80% due 04/29/16	500,000	460,965
General Electric Capital Corp.
6.00% due 06/15/12	1,000,000	1,037,064
2.80% due 01/08/13	1,000,000	1,017,214
New York Life Global Funding
2.45% due 07/14/16[4,5]	1,500,000	1,523,847
Kaupthing Bank HF
0.00% due 01/15/10[4,5,6]	5,000,000	1,225,000
Citigroup, Inc.
6.38% due 08/12/14	500,000	529,360
4.75% due 05/19/15	500,000	512,371
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,041,115
Wells Fargo & Co.
4.38% due 01/31/13	1,000,000	1,037,617
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	1,000,000	1,025,463
American Express Bank FSB
3.15% due 12/09/11	1,000,000	1,005,723
American Express Credit Corp.
2.75% due 09/15/15	1,000,000	1,004,908
USAA Capital Corp.
1.05% due 09/30/14[4,5]	500,000	498,272
Residential Capital LLC
8.50% due 06/01/12	350,000	337,750
TIG Holdings, Inc.
8.60% due 01/15/27[4,5]	34,000	29,538
PXRE Capital Trust I
8.85% due 02/01/27	31,000	28,442

Total Financials		32,662,374

Consumer Discretionary - 10.5%
Omnicom Group, Inc.
6.25% due 07/15/19	4,000,000	4,588,140
Rensselaer Polytechnic Institute
5.60% due 09/01/20	3,000,000	3,433,890
Walt Disney Co.
1.35% due 08/16/16	3,000,000	2,958,366
Johns Hopkins University
5.25% due 07/01/19	2,000,000	2,360,060
Starbucks Corp.
6.25% due 08/15/17	1,000,000	1,194,322
Affinia Group, Inc.
9.00% due 11/30/14	30,000	28,950

Total Consumer Discretionary		14,563,728

Health Care - 6.2%
Wyeth
5.50% due 03/15/13	2,000,000	2,137,448
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,500,000	1,770,681
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	1,500,000	1,600,196
Medtronic, Inc.
3.00% due 03/15/15	1,500,000	1,588,100
AstraZeneca plc
5.90% due 09/15/17	1,250,000	1,493,451
Tenet Healthcare Corp.
6.38% due 12/01/11	12,000	11,880

Total Health Care		8,601,756

Information Technology - 6.1%
Texas Instruments, Inc.
2.38% due 05/16/16	2,750,000	2,819,933
Google, Inc.
1.25% due 05/19/14	2,500,000	2,534,482
Microsoft Corp.
2.95% due 06/01/14	1,000,000	1,061,323
Broadcom Corp.
2.38% due 11/01/15[4,5]	1,000,000	1,008,798

U.S. Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 61.5% (continued)
Information Technology - 6.1% (continued)
eBay, Inc.
1.63% due 10/15/15	$1,000,000	$1,002,994

Total Information Technology		8,427,530

Consumer Staples - 3.7%
General Mills, Inc.
5.25% due 08/15/13	1,000,000	1,078,275
5.70% due 02/15/17	800,000	937,398
Coca-Cola Co.
1.80% due 09/01/16[4,5]	2,000,000	2,005,780
Brown-Forman Corp.
5.00% due 02/01/14	1,000,000	1,087,860

Total Consumer Staples		5,109,313

Materials - 3.7%
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,640,830
Praxair, Inc.
5.20% due 03/15/17	1,050,000	1,219,086
4.63% due 03/30/15	1,000,000	1,103,466
Georgia-Pacific LLC
8.00% due 01/15/24	51,000	59,873
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	22,600
Constar International, Inc
11.00% due 12/31/17[4]	4,773	6,794

Total Materials		5,052,649

Industrials - 2.8%
ITT Corp.
4.90% due 05/01/14	2,500,000	2,733,070
United Parcel Service, Inc.
3.13% due 01/15/21	1,000,000	1,044,015
Legrand France S.A.
8.50% due 02/15/25	20,000	24,699
Geo Specialty Chemicals
7.50% due 03/31/15†††,1	11,056	5,528

Total Industrials		3,807,312

Utilities - 2.4%
American Water Capital Corp.
6.09% due 10/15/17	2,000,000	2,344,150
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	300,000	342,991
Duke Energy Ohio, Inc.
5.70% due 09/15/12	300,000	313,353
Arizona Public Service Co.
6.38% due 10/15/11	300,000	300,451
Allegheny Energy Supply Company LLC
8.25% due 04/15/12[4,5]	65,000	67,278

Total Utilities		3,368,223

Telecommunication Services - 2.1%
BellSouth Corp.
6.00% due 10/15/11	2,000,000	2,002,692
AT&T, Inc.
4.85% due 02/15/14	700,000	752,528
5.35% due 09/01/40	41,000	42,857
AT&T Corp.
7.30% due 11/15/11	37,000	37,264
8.00% due 11/15/31	2,000	2,790
Nortel Networks Ltd.
0.34% due 09/01/23[6]	31,000	21,855
Qwest Corp.
3.60% due 06/15/13[2]	10,000	10,025

Total Telecommunication Services		2,870,011

Energy - 0.4%
Statoil ASA
2.90% due 10/15/14	500,000	526,146
Express Pipeline, LP
6.47% due 12/31/13[4,5]	25,333	25,338
Williams Companies, Inc.
8.75% due 03/15/32	18,000	23,529

Total Energy		575,013

Total Corporate Bonds (Cost $84,976,463)		85,037,909

U.S. GOVERNMENT SECURITIES† - 32.6%
U.S. Treasury Notes
2.13% due 02/29/16	5,000,000	5,286,720
1.88% due 06/30/15	5,000,000	5,231,250
2.75% due 02/28/13	5,000,000	5,175,585
2.75% due 02/15/19	4,000,000	4,348,752
2.25% due 07/31/18	3,500,000	3,693,592
0.63% due 07/15/14	3,500,000	3,521,315
2.38% due 03/31/16	3,000,000	3,204,141
3.50% due 05/31/13	3,000,000	3,159,960
0.50% due 08/15/14	3,000,000	3,007,740
1.50% due 08/31/18	2,500,000	2,512,110
2.13% due 05/31/15	2,000,000	2,110,460
3.50% due 05/15/20	1,500,000	1,717,845
1.75% due 05/31/16	1,000,000	1,039,920
2.13% due 08/15/21	1,000,000	1,017,660

Total U.S. Treasury Notes		45,027,050

Total U.S. Government Securities (Cost $43,436,738)		45,027,050

MORTGAGE BACKED SECURITIES†† - 2.2%
Countrywide Alternative Loan Trust
2005-30CB, 0.53% due 08/25/35[2]	2,024,593	1,417,996
Master Adjustable Rate Mortgages Trust
2003-5, 2.06% due 11/25/33[2]	1,241,526	963,993
Homebanc Mortgage Trust
2006-1, 2.49% due 04/25/37[2]	713,161	430,894
Chase Mortgage Finance Corp.
2005-A1 2A2, 2.92% due 12/25/35[2]	175,757	169,992
JP Morgan Mortgage Trust
2006-A3, 2.90% due 04/25/36[2]	55,465	36,712
Ginnie Mae
#518436, 7.25% due 09/15/29	17,582	20,540
G2 1849, 8.50% due 08/20/24	2,464	2,987

U.S. Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
MORTGAGE BACKED SECURITIES†† - 2.2% (continued)
Fannie Mae[7]
FNR 1990-108 G, 7.00% due 09/25/20	$17,246	$19,247
Total Mortgage Backed Securities (Cost $4,248,417)		3,062,361

ASSET BACKED SECURITIES††- 0.4%
Credit-Based Asset Servicing and Securitization LLC
0.49% due 08/25/35[2]	424,132	391,903
Residential Asset Mortgage Products, Inc.
0.50% due 07/25/35[2]	229,462	225,311

Total Asset Backed Securities (Cost $653,595)		617,214

Total Investments - 97.7% (Cost $137,884,137)		$135,069,590

Cash & Other Assets, Less Liabilities - 2.3%		3,212,939

Total Net Assets - 100.0%		$138,282,529

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

†††	Value determined based on Level 3 inputs — See Note 2.

[1]	Illiquid security.

[2]	Variable rate security. Rate indicated is rate effective at September 30, 2011.

[3]	Perpetual maturity.

[4]	Security was acquired through a private placement.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $9,701,165 (cost $17,164,848), or 7.0% of total net assets.

[6]	Security is in default of interest and/or principal obligations.

[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	Public Limited Company

High Yield Fund

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 1.1%
Consumer Discretionary - 0.4%
New Young Broadcasting Holding Co.*,†††,1	96	$235,200
Metro-Goldwyn-Mayer, Inc.*,††	7,040	128,480

Total Consumer Discretionary		363,680

Financials - 0.4%
Capitol Federal Financial, Inc.	15,000	158,400
CIT Group, Inc.*	4,569	138,760
Bimini Capital Management, Inc. — Class A	5,378	3,254
Fannie Mae*	9,091	2,182
Leucadia National Corp.	81	1,837

Total Financials		304,433

Energy - 0.3%
Stallion Oilfield Holdings Ltd.*,†††,1,2	8,257	206,425
SemGroup Corp. — Class A*	3,363	67,126

Total Energy		273,551

Total Common Stocks (Cost $1,327,237)		941,664

PREFERRED STOCKS - 0.3%
Medianews Group, Inc.*,†††,1	11,074	166,110
Freddie Mac[3]
8.38% due 12/31/12*,†	17,000	34,000
Fannie Mae[3]
8.25% *,†	12,000	22,800
U.S. Shipping Corp. *,†††,1	14,718	7,359

Total Preferred Stocks (Cost $1,202,703)		230,269

WARRANTS - 0.8%
New Young Broadcasting Holding Co. ††
$0.01, 12/24/24	261	639,450
SemGroup Corp. †
$0.00, 11/30/14	3,540	14,514
Reader’s Digest Association, Inc. †††,1	319	40

Total Warrants (Cost $526,650)		654,004

	Face
	Amount	Value
CORPORATE BONDS†† - 89.9%
Financials - 22.3%
Nelnet, Inc.
3.74% due 09/29/36[4]	$6,270,000	5,329,500
Forest City Enterprises, Inc.
7.63% due 06/01/15	2,213,000	2,124,480
6.50% due 02/01/17	1,000,000	920,000
Nuveen Investments, Inc.
10.50% due 11/15/15[2,5]	2,400,000	2,206,500
Ally Financial, Inc.
8.00% due 11/01/31	1,400,000	1,277,262
6.75% due 12/01/14	350,000	339,278
ILFC E-Capital Trust I
4.77% due 12/21/65[2,4,5]	2,000,000	1,390,400
CNL Lifestyle Properties, Inc.
7.25% due 04/15/19	1,300,000	1,118,000
NCO Group, Inc.
11.88% due 11/15/14	1,000,000	910,000
Aviv Healthcare Properties, LP
7.75% due 02/15/19	750,000	706,875
Ford Motor Credit Company LLC
8.13% due 01/15/20	600,000	680,671
Rabobank Capital Funding Trust II
5.26% due 12/31/49[2,4,5,6]	500,000	470,053
WMG Acquisition Corp.
11.50% due 10/01/18[2,5]	500,000	460,000
Progress Capital Trust I
10.50% due 06/01/27	300,000	309,782
Ineos Finance plc
9.00% due 05/15/15[2,5]	100,000	95,000
FCB Capital Trust I
8.05% due 03/01/28	50,000	53,033

Total Financials		18,390,834

Consumer Discretionary - 16.3%
Snoqualmie Entertainment Authority
9.13% due 02/01/15[2,5]	3,500,000	3,368,750
4.18% due 02/01/14[2,4,5]	285,000	249,375
Dave & Buster’s, Inc.
11.00% due 06/01/18	1,773,000	1,759,703
VWR Funding, Inc.
10.75% due 06/30/17[2,5]	1,903,231	1,655,811
Mohegan Tribal Gaming Authority
6.88% due 02/15/15	2,000,000	960,000
7.13% due 08/15/14	1,000,000	500,000
Travelport LLC
9.88% due 09/01/14	2,000,000	1,310,000
CKE Restaurants, Inc.
11.38% due 07/15/18	1,250,000	1,300,000
MGM Resorts International
7.63% due 01/15/17	1,500,000	1,286,250
Exide Technologies
8.63% due 02/01/18	500,000	465,000
Baker & Taylor, Inc.
11.50% due 07/01/13[2,5]	350,000	264,250
AutoNation, Inc.
6.75% due 04/15/18	100,000	102,000
Sealy Mattress Co.
10.88% due 04/15/16[2,5]	88,000	92,840
Brown Shoe Co., Inc.
7.13% due 05/15/19	100,000	84,500
Metaldyne Corp.
11.00% due 06/15/12†††,1,7	500,000	—

Total Consumer Discretionary		13,398,479

Industrials - 12.1%
GeoEye, Inc.
8.63% due 10/01/16	4,000,000	4,040,000
UAL 2009-2B Pass Through Trust
12.00% due 01/15/16[2,5]	1,280,809	1,357,657
Air Canada
12.00% due 02/01/16[2,5]	1,350,000	1,262,250

High Yield Fund

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 89.9% (continued)
Industrials - 12.1% (continued)
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21[2,5]	$1,250,000	$1,159,375
International Lease Finance Corp.
5.65% due 06/01/14	1,000,000	927,500
Alion Science and Technology Corp.
10.25% due 02/01/15	1,000,000	610,000
American Railcar Industries, Inc.
7.50% due 03/01/14	250,000	245,000
United Air Lines, Inc.
9.88% due 08/01/13[2,5]	225,000	230,625
Briggs & Stratton Corp.
6.88% due 12/15/20	100,000	101,000

Total Industrials		9,933,407

Telecommunication Services - 11.9%
West Corp.
7.88% due 01/15/19	1,750,000	1,645,000
11.00% due 10/15/16	250,000	257,500
CMP Susquehanna Corp.
9.88% due 05/15/14	1,700,000	1,741,973
Sprint Capital Corp.
6.90% due 05/01/19	1,600,000	1,376,000
Intelsat Luxembourg S.A.
11.25% due 02/04/17	1,500,000	1,301,250
Univision Communications, Inc.
8.50% due 05/15/21[2,5]	1,500,000	1,170,000
Clear Channel Communications, Inc.
11.00% due 08/01/16	1,500,000	757,500
Clearwire Communications LLC
12.00% due 12/01/15[2,5]	700,000	593,250
Block Communications, Inc.
8.25% due 12/15/15[2,5]	525,000	526,313
CommScope, Inc.
8.25% due 01/15/19[2,5]	250,000	243,750
Cogent Communications Group, Inc.
8.38% due 02/15/18[2,5]	100,000	103,000
Digicel Group Ltd.
10.50% due 04/15/18[2,5]	100,000	98,500
CSC Holdings LLC
6.75% due 04/15/12	22,000	22,385

Total Telecommunication Services		9,836,421

Health Care - 7.5%
IASIS Healthcare LLC
8.38% due 05/15/19[2,5]	1,750,000	1,417,500
Apria Healthcare Group, Inc.
11.25% due 11/01/14	900,000	864,000
12.38% due 11/01/14	500,000	460,000
Catalent Pharma Solutions, Inc.
9.50% due 04/15/15	978,525	892,904
Vanguard Health Holding Co. II LLC
7.75% due 02/01/19	1,000,000	891,250
Radnet Management, Inc.
10.38% due 04/01/18	600,000	555,000
Symbion, Inc.
11.00% due 08/23/15	317,628	312,070
HCA, Inc.
7.88% due 02/15/20	250,000	258,750
Giant Funding Corp.
8.25% due 02/01/18[2,5]	250,000	250,000
Kindred Healthcare, Inc.
8.25% due 06/01/19[2,5]	250,000	190,937
STHI Holding Corp.
8.00% due 03/15/18[2,5]	50,000	48,250
US Oncology, Inc.
16.07% due 08/15/17	2,200,000	16,500

Total Health Care		6,157,161

Materials - 5.0%
Ineos Group Holdings Ltd.
8.50% due 02/15/16[2,5]	3,500,000	2,590,000
Berry Plastics Corp.
9.50% due 05/15/18	1,000,000	850,000
Sino-Forest Corp.
10.25% due 07/28/14[2,5]	1,225,000	306,250
Huntsman International LLC
8.63% due 03/15/21	300,000	287,250
Kraton Polymers LLC
6.75% due 03/01/19	100,000	89,250

Total Materials		4,122,750

Consumer Staples - 4.9%
American Achievement Corp.
10.88% due 04/15/16[2,5]	1,950,000	1,482,000
Armored Autogroup, Inc.
9.25% due 11/01/18[2,5]	1,000,000	802,500
Rite Aid Corp.
9.50% due 06/15/17	1,000,000	790,000
Bumble Bee Holdco SCA
9.63% due 03/15/18[2,5]	900,000	722,250
Reynolds Group Issuer, Inc.
9.00% due 04/15/19[2,5]	250,000	212,500
Constellation Brands, Inc.
7.25% due 05/15/17	50,000	52,500

Total Consumer Staples		4,061,750

Utilities - 4.6%
Elwood Energy LLC
8.16% due 07/05/26	1,665,600	1,632,288
Edison Mission Energy
7.63% due 05/15/27	1,750,000	962,500
NRG Energy, Inc.
8.25% due 09/01/20	500,000	472,500
Inergy, LP
6.88% due 08/01/21	250,000	227,500
7.00% due 10/01/18	200,000	188,000
AES Red Oak LLC
8.54% due 11/30/19	284,443	291,554
East Coast Power LLC
7.07% due 03/31/12	7,236	7,264

Total Utilities		3,781,606

Information Technology - 3.9%
Seagate HDD Cayman
6.88% due 05/01/20	1,600,000	1,472,000
First Data Corp.
11.25% due 03/31/16	2,000,000	1,350,000

High Yield Fund

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 89.9% (continued)
Information Technology - 3.9% (continued)
SunGard Data Systems, Inc.
10.63% due 05/15/15	$400,000	$417,000

Total Information Technology		3,239,000

Energy - 1.4%
Westmoreland Coal Co.
10.75% due 02/01/18	750,000	735,000
Targa Resources Partners, LP 6.88% due 02/01/21[2,5]	250,000	240,000
Tesoro Corp.
6.50% due 06/01/17	100,000	99,500
Energy Partners Ltd.
8.25% due 02/15/18	100,000	92,000
SemGroup, LP
16.89% due 11/15/15†††,1,7	1,300,000	—

Total Energy		1,166,500

Total Corporate Bonds (Cost $82,113,128)		74,087,908

CONVERTIBLE BONDS†† - 6.8%
Financials - 2.1%
Forest City Enterprises, Inc.
5.00% due 10/15/16	1,000,000	1,067,500
E*Trade Financial Corp.
0.00% due 08/31/19	750,000	660,938

Total Financials		1,728,438

Consumer Discretionary - 1.6%
Sonic Automotive, Inc.
5.00% due 10/01/29	1,200,000	1,321,500

Industrials - 1.5%
DryShips, Inc.
5.00% due 12/01/14	1,900,000	1,170,875

Energy - 1.4%
USEC, Inc.
3.00% due 10/01/14	2,200,000	1,160,500

Health Care - 0.2%
Invacare Corp.
4.13% due 02/01/27	150,000	179,437

Total Convertible Bonds (Cost $6,470,536)		5,560,750

SENIOR FLOATING RATE INTERESTS†† - 1.2%
Consumer Discretionary - 1.2%
Sabre Holdings Corp.
2.24% due 03/30/14[8]	343,580	287,939
2.25% due 03/30/14[8]	132,670	111,185
Tribune Co.
0.00% due 05/17/14[8]	493,750	267,705
New Young Broadcasting Holding Co.
8.00% due 06/30/15†††,1,8	214,048	210,088
Medianews Group, Inc.
8.50% due 01/15/14†††,1, 8	115,382	109,613

Total Consumer Discretionary		986,530

Total Senior Floating Rate Interests (Cost $1,293,845)		986,530

Total Investments - 100.1% (Cost $92,934,099)		$82,461,125

Liabilities, Less Cash & Other Assets — (0.1)%		(60,641)

Total Net Assets - 100.0%		$82,400,484

*	Non-income producing security.

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.

†††	Value determined based on Level 3 inputs — See Note 2.

[1]	Illiquid security.

[2]	Security was acquired through a private placement.

[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[4]	Variable rate security. Rate indicated is rate effective at September 30, 2011.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $23,737,761 (cost $27,750,079), or 28.8% of total net assets.

[6]	Perpetual maturity.

[7]	Security is in default of interest and/or principal obligations.

[8]	Security is a senior floating rate interest See Note — 1.

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Security Valuation — Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
The senior floating rate interests (loans) in which the High Yield Fund invests are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding;credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.
B. Senior Interests — Senior floating rate interests (loans) in which the Funds invest generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2011.
C. Security Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the “primary market” is considered

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.
D. Securities Purchased on a When-Issued or Delayed Delivery Basis — The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.
E. Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets within the Fund. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective classin proportion to the relative net assets of each class.
F. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.
G. Earnings Credits — Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any.
H. Indemnifications — Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1	— quoted prices in active markets for identical securities.

Level 2	— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	— significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2011:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
High Yield Fund	$442,873	$81,083,417	$934,835	$82,461,125
U.S. Intermediate Bond Fund	45,028,216	89,463,758	577,616	135,069,590
     The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period.
As of September 30, 2011, High Yield Fund had securities with a total value of $21,240 transferred from Level 3 to Level 1 and a total value of $619,875 transferred from Level 3 to Level 2. The fair market values of these securities were adjusted due to a change in the securities valuation method. There were no other securities that transferred between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2011:
LEVEL 3 — Fair value measurement using significant unobservable inputs

Total
High Yield Fund
Assets:
Beginning Balance	$1,718,746
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	(122,571)
Purchases, sales, issuances, and settlements (net)	(20,225)
Transfers in and/or out of Level 3	(641,115)

Ending Balance	$1,574,285

Total
U.S. Intermediate Bond
Assets:
Beginning Balance	$745,232
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	(167,614)
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$577,618

Item 2. Controls and Procedures.
(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY INCOME FUND

By:	/s/ Richard M. Goldman Richard M. Goldman, President

Date:	November 22, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Goldman Richard M. Goldman, President

Date:	November 22, 2011

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date:	November 22, 2011